COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES, AND OTHER LOSS CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warrant Liablilty	An analysis of changes in the liability for product warranties follows.

	2023	2022	2021
Balance as of January 1,	$1,430	$1,197	$1,366
Current year provisions(a)	684	928	440
Expenditures	(719)	(617)	(566)
Other changes	19	(78)	(43)
Balance as of December 31,	$1,414	$1,430	$1,197

(a)
The increase in current- and prior-year provisions is primarily related to our Wind segment, which, in 2022, was substantially all due to changes in estimates on pre-existing
warranties and related to the deployment of repairs and other corrective measures in our Onshore Wind business.